Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 20, 2021
Property, Plant and Equipment [Line Items]
Long-term Debt	$ 65,750	$ 77,780
Current portion	6,100	12,030
Less: Current portion of deferred financing costs	(271)	(335)
Current portion of long-term debt, net of deferred financing costs, current	5,829	11,695
Long-term portion	59,650	65,750
Less: Non-current portion of deferred financing costs	(603)	(870)
Long-term debt, net of current portion and deferred financing costs, non-current	59,047	64,880
Fourth one [Member]
Property, Plant and Equipment [Line Items]
Long-term Debt			$ 7,320
Northsea Alpha Vessel [Member] | Secondone [Member]
Property, Plant and Equipment [Line Items]
Long-term Debt		2,890
Northsea Beta Vessel [Member] | Thirdone [Member]
Property, Plant and Equipment [Line Items]
Long-term Debt		2,890
Pyxis Malou Vessel [Member] | Fourth one [Member]
Property, Plant and Equipment [Line Items]
Long-term Debt	6,616	7,320
Pyxis Theta Vessel [Member] | Seventhone [Member]
Property, Plant and Equipment [Line Items]
Long-term Debt	12,550	13,750
Pyxis Epsilon Vessel [Member] | Eighth one [Member]
Property, Plant and Equipment [Line Items]
Long-term Debt	14,900	16,100
Pyxis Karteria Vessel [Member] | Tenth one [Member]
Property, Plant and Equipment [Line Items]
Long-term Debt	11,800	13,150
Pyxis Lamda Vessel [Member] | Eleventh one [Member]
Property, Plant and Equipment [Line Items]
Long-term Debt	$ 19,884	$ 21,680